COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
The remainder of 2024	$ 32,417
2025	35,910
2026	34,139
2027	17,150
Total contractual obligations	$ 119,616